Taxes (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Taxes [Line Items]
Tax rate percentage	16.50%	16.50%
Assessable profits amount	$ 256,000
Hong Kong [Member]
Taxes [Line Items]
Tax rate percentage	8.25%	8.25%
Assessable profits amount		$ 2,000,000